Financial Instruments - Summary of Promissory Notes (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Promissory Notes [Line Items]
Notes and debentures issued	$ 556,600	$ 281,600
September 29, 2027 [Member]
Disclosure Of Promissory Notes [Line Items]
Notes and debentures issued	$ 108,000	108,000
Promissory note issued	5.00%
January 1, 2030 [Member]
Disclosure Of Promissory Notes [Line Items]
Notes and debentures issued	$ 41,800	41,800
Promissory note issued	5.75%
January 1, 2029 [Member]
Disclosure Of Promissory Notes [Line Items]
Notes and debentures issued	$ 61,800	61,800
Promissory note issued	9.22%
December 30, 2030 [Member]
Disclosure Of Promissory Notes [Line Items]
Notes and debentures issued	$ 70,000	70,000
Promissory note issued	4.30%
September 4, 2033 [Member]
Disclosure Of Promissory Notes [Line Items]
Notes and debentures issued	$ 275,000	$ 0
Promissory note issued	6.20%